Convertible Redeemable Preferred Shares - Schedule of Liquidation Preferences of Preferred Shares (Details)	Mar. 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares , Liquidation Preference		$ 644,132,365			$ 604,506,258
Series A-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares		$ 0.45			$ 0.46
Convertible redeemable preferred shares , Liquidation Multiplier		1.2			1.2
Convertible redeemable preferred shares , Liquidation Preference		$ 8,197,740			$ 8,379,912
Series A-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares		$ 0.91			$ 0.94
Convertible redeemable preferred shares , Liquidation Multiplier		1			1
Convertible redeemable preferred shares , Liquidation Preference		$ 12,962,040			$ 13,389,360
Series A-3 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares		$ 0.97			$ 0.99
Convertible redeemable preferred shares , Liquidation Multiplier		1			1
Convertible redeemable preferred shares , Liquidation Preference		$ 2,744,032			$ 2,800,610
Series B-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares		$ 2.29			$ 2.29
Convertible redeemable preferred shares , Liquidation Multiplier		1			1
Convertible redeemable preferred shares , Liquidation Preference		$ 30,026,478			$ 30,026,477
Series B-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares		$ 3.85			$ 3.85
Convertible redeemable preferred shares , Liquidation Multiplier		1			1
Convertible redeemable preferred shares , Liquidation Preference		$ 34,999,965			$ 34,999,965
Series B-3 preferred shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares		2,100,000	2,100,000	2,100,000	2,100,000
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares		$ 5			$ 5
Convertible redeemable preferred shares , Liquidation Multiplier		1			1
Convertible redeemable preferred shares , Liquidation Preference		$ 10,500,000			$ 10,500,000
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares		$ 8.41			$ 8.41
Convertible redeemable preferred shares , Liquidation Multiplier		1			1
Convertible redeemable preferred shares , Liquidation Preference		$ 115,089,168			$ 115,089,168
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	12,963,577	12,963,577	12,963,577	12,963,577	11,747,760	11,144,336	11,144,336
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares		$ 33.14			$ 33.14
Convertible redeemable preferred shares , Liquidation Multiplier		1			1
Convertible redeemable preferred shares , Liquidation Preference		$ 429,612,942			$ 389,320,766